INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS
Balances at beginning of the period	R$ 104,251	R$ 101,657
Equity	734	752	R$ (5,847)
Other comprehensive income	39,448	1,842
Balances at end of the period	144,433	104,251	101,657
Other investments
INVESTMENTS
Balances at beginning of the period	338	355
Other comprehensive income	440	(17)
Balances at end of the period	778	338	355
Joint ventures
INVESTMENTS
Balances at beginning of the period	103,913	101,302
Equity	734	752
Other comprehensive income	39,008	1,859
Balances at end of the period	R$ 143,655	R$ 103,913	R$ 101,302